Derivative Liabilities (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Share Purchase Warrants at Fair Value [Table Text Block]
	December 31,	June 30,
	2012	2012
	$	$

1,674,730 warrants expiring on November 10, 2012	–	2,738
48,928 warrants expiring on December 7, 2012	–	135
428,571 warrants expiring on January 8, 2013	–	1,492
1,082,036 warrants expiring on January 13, 2013	–	4,042

	–	8,407

Schedule of Assumptions for Fair Value of Derivative Liabilities [Table Text Block]
		Risk-free	Expected	Expected
	Expected	Interest	Dividend	Life (in
	Volatility	Rate	Yield	years)
As at issuance date:
1,674,730 warrants expiring on November 10, 2012	175%	0.37%	0%	1.5
48,928 warrants expiring on December 7, 2012	172%	0.29%	0%	1.5
428,571 warrants expiring on January 8, 2013	173%	0.29%	0%	1.5
1,082,036 warrants expiring on January 13, 2013	173%	0.27%	0%	1.5
Weighted average as at June 30, 2012	133%	0.16%	0%	0.5
Weighted average as at December 31, 2012	67%	0.02%	0%	0.03